Income Tax	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income tax

14. Income tax

Income tax expense is as follows:

	For the year ended December 31,
	2025	2024	2023
	(EUR thousand)
Current income tax:
Current taxes	58,369	58,572	62,610
Prior years taxes	796	(841)	(1,932)
Deferred tax:
Deferred taxes	(9,890)	(15,209)	(16,815)
Income tax expense reported in the statement of profit or loss	49,275	42,522	43,863

	For the year ended December 31,
	2025	2024	2023
	(EUR thousand)
Deferred tax related to items recognized in OCI during in the year:
Gains/(losses) from remeasurement of employee of defined benefit plans and of agent termination plans	(78)	(7)	15
Change in the fair value of hedging instruments	(380)	1,119	932
Deferred tax charged to OCI	(458)	1,112	947

The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated by applying the Italian statutory corporate tax rate to profit before tax.

	For the year ended December 31,
	2025	2024	2023
	(EUR thousand)
Accounting profit before tax	189,106	160,288	189,553
Statutory income tax rate of 27.9%	52,761	44,720	52,885
Prior years taxes	796	(841)	(1,932)
DTA not recognized on tax losses carry-forward for the current fiscal year	3,989	1,770	1,854
DTA recognized on tax losses carry-forward from previous years	—	(1,272)	(2,810)
Tax effect on distributed dividends	336	507	827
Tax grants/not taxable items	(1,767)	(2,774)	(5,097)
Different foreign tax rate effect	(335)	412	(2,244)
DTA/DTL effect previous years	—	—	380
Other consolidation effects	(577)	—	—
Change of notional rate	(5,928)	—	—
At the effective income tax rate of 26.1% (26.5% in 2024, 23.1% in 2023)	49,275	42,522	43,863
Income tax expense reported in the income statement	49,275	42,522	43,863

The Group's effective tax rate for the year ended December 31, 2025, decreased to 26.1% compared to 26.5% for the year ended December 31, 2024. The decrease is mainly attributable to our Italian legal entity, Nuova Ompi S.r.l., which met the requirements to qualify for a tax incentive known as “IRES premiale”. This incentive provides for a 4% reduction in the Italian statutory corporate income tax rate for fiscal year 2025 only, subject to the fulfillment of certain requirements, including investments in new equipment and increases in the labor force; regional income tax (IRAP) is not affected. This favorable impact was largely offset by a lower level of deferred tax benefits on net operating losses recognized during the year, as well as the downward remeasurement of deferred tax assets in our German subsidiary to reflect the new notional corporate income tax rate applicable in that jurisdiction.

Unrecognized tax losses at December 31, 2025 and at December 31, 2024 amounted to EUR 27,466 thousand and EUR 10,488 thousand respectively. No deferred tax assets have been recognized in respect of these tax losses, as it is not probable that sufficient future taxable profit will be available against which the Group can utilize such losses.

The breakdown on the timing of tax losses carry-forwards is as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Timing of unrecognized tax losses carry-forwards
Unlimited	27,466	10,488
Total unrecognized tax losses	27,466	10,488

The change in unrecognized tax losses was related to an increase in tax losses in the U.S. subsidiary Balda C. Brewer and Stevanato Group Denmark.

The analysis of deferred tax assets and deferred tax liabilities at December 31, 2025 and 2024 is as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Property, plant and equipment	42,069	40,176
Intangible assets	4,520	2,874
Tax losses carry forward	37,598	41,175
Contract balances	(7,748)	(11,485)
Expected credit losses	1,551	1,590
Inventory	4,648	4,761
Accruals for returns, warranty, other risks	2,793	2,715
Accruals	2,303	1,877
Other effects	2,073	(2,059)
Lease liabilities	3,118	4,781
Right of use assets	(2,389)	(4,033)
Derivatives	77	412
Deferred tax assets, net	90,613	82,784
Reflected in the statement of financial position as follows:
Deferred tax assets	103,872	95,344
Deferred tax liabilities	(13,259)	(12,560)
Deferred tax assets, net	90,613	82,784

Deferred tax assets and liabilities are recognized for all temporary differences between the carrying amounts of assets and liabilities and their respective tax bases, in accordance with IAS 12, and are measured using the tax rates expected to apply when such temporary differences reverse, based on tax laws enacted or substantively enacted at the reporting date.

With reference to Deferred Tax Assets (DTA) on net operating tax loss (“NOL”) carryforwards, at December 31, 2025 the Group recognized DTA on NOL of EUR 37,598 thousand, attributable to various subsidiaries located in different jurisdictions (primarily Germany, the U.S., Denmark and Brazil).

The Group believes that it is probable that sufficient future taxable profits will be generated to support the recognized deferred tax asset for tax losses carried forward in all jurisdictions. As part of its recoverability assessment, the Group has taken into account (i) the most recent forecasts approved by management, (ii) the likelihood that the factors contributing to past losses in some jurisdictions will not recur, (iii), the expected future reversal of existing taxable temporary differences,

(iv) the legal right to carryforward and utilize tax losses without time limitation (although certain jurisdictions may impose restrictions on the annual amount of losses that can be utilized).

The Group has applied the temporary exception issued by the IASB in May 2023 from the accounting requirements for deferred taxes in IAS 12. Accordingly, the Group neither recognizes nor discloses information about deferred tax assets and liabilities related to Pillar Two income taxes.

On December 28, 2023, the government of Italy, where the parent company is incorporated for tax purposes, enacted the Pillar Two income taxes legislation effective from January 1, 2024 (see Legislative Decree no. 209/2023 and the subsequent Ministerial Decrees, hereinafter “the Italian Pillar Two rules”). According to the Italian Pillar Two rules, Stevanato Holding S.r.l. qualifies as the ultimate parent entity (“UPE”) for Pillar Two purposes, as it consolidates Stevanato Group S.p.A. on a line-by-line basis. As a consequence, the Pillar Two perimeter would be identified with that of the Consolidated Financial Statements of Stevanato Holding S.r.l., including all the entities which are consolidated on a line-by-line basis. As the UPE, Stevanato Holding S.r.l. will be in charge of the calculation of the jurisdictional effective tax rate according to the Pillar Two Rules. Stevanato Holding S.r.l. directly holds only the controlling participation in Stevanato Group S.p.A. with a 73.73% stake. Due to the apportionment of the profit rights related to the treasury shares held by Stevanato Group S.p.A., according to Article no. 2357-ter of the Italian Civil Code, the profit rights held by Stevanato Holding S.r.l. equals 81.79% based on the number of shares owned by Stevanato Holding S.r.l. over the total amount of the shares with rights to profits. As a consequence, Stevanato Group S.p.A. is a Constituent Entity for Pillar Two purposes.

Under the Italian Pillar Two rules, the UPE will be generally required to pay, in Italy, a top-up tax on profits of its subsidiaries that are taxed at an effective tax rate (determined in accordance to the Italian Pillar Two rules) of less than 15%. The group has performed a preliminary assessment of the “Transitional Safe Harbours” for Pillar Two purposes ("TSH") on the basis of the OECD rules on “Safe Harbour and Penalty Relief” issued on December 20, 2022 (and the subsequent Administrative Guidance), which are intended as “qualifying international agreement on safe harbours” for the purposes of the EU Directive n. 2523/2022 (art. 32) and the Italian Pillar Two rules. This preliminary assessment is based on the Group’s accounting data for the fiscal year 2025 as reported from the Group entities in the consolidation process, before making any adjustments that would eliminate income or expense attributable to intra-group transactions.

Based on fiscal year 2025 financial data, the only jurisdiction in which a potential exposure to top-up-tax may exist is China, as no TSH test would be met. However, since the effective tax rate calculated for TSH purposes is close to 15%, no significant impact in terms of potential top up tax is expected. For the sake of completeness, we highlight that China has not implemented a local Qualified Domestic Top up Tax within their domestic legislation for fiscal year 2025. This preliminary assessment has been performed considering a number of technical positions based on the content of the TSH rules and other guidelines currently available. In this regard, considering the lack of specific interpretations and explanations by the OECD, the EU Directive, the Italian law, such technical positions shall be confirmed once the expected clarifications will be provided at OECD, EU and domestic level.

The Group continues to assess the impact of the Pillar Two and other comparable legislation (including the recent Side-by-Side Package) on its future financial performance and is actively managing mandatory compliance requirements in the jurisdictions in which its entities operate.

The reconciliation of net deferred tax assets is as follows:

	2025	2024
	(EUR thousand)
As of January 1	82,784	66,627
Tax expense during the period recognized in profit or loss	9,890	15,209
Tax income/(expense) during the period recognized in OCI	(458)	1,112
Other effects	(1,603)	(164)
As at December 31	90,613	82,784

The other effects movement includes foreign exchange differences, prior year taxes adjustments related to deferred tax assets and other minor reclassifications.